SCHEDULE OF PROMISSORY NOTES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	$ 2,184,762	$ 2,674,762	$ 1,889,762
Less discounts			(4,146)
Total Promissory notes, net of discount	2,184,762	2,674,762	1,885,616
Less current portion	(2,184,762)	(2,674,762)	(1,885,616)
Total Promissory notes, net of discount - long term
Cash Call, Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	24,785	24,785	24,785
Christopher Elder Member Note One [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	1,500	1,500	1,500
Christopher Elder Member Note Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	76,477	76,477	76,477
Bobbie Allen Griffith [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	250,000	250,000
George Banker [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	42,500	97,500
George Robles [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	37,500	37,500
Victrix [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	400,000	400,000
Redwood Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	$ 1,352,000	$ 1,787,000	$ 1,787,000